Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance for the fiscal years listed below. You should refer to our Compensation Discussion and Analysis (“CD&A”) for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
The following table discloses information on “compensation actually paid” (CAP) to our principal executive officers (CEOs) and to our other NEOs on an average basis (non-CEO NEOs) during the specified years alongside total shareholder return (TSR) and net income metrics, as well as a Company-selected measure of Adjusted EBITDA, which is a non-GAAP measure. See Annex A of this proxy statement for a reconciliation of non-GAAP financial measures to our results as reported under GAAP.
The Company believes that Adjusted EBITDA is the most important financial metric in linking actual incentives earned by our NEOs for the past three years to Company performance. The majority (60%) of target annual cash incentive award opportunities for our NEOs are tied to Adjusted EBITDA goals. The PSAs granted to the NEOs in 2022 provided for the issuance of a number of shares based on the level of attainment of cumulative Adjusted EBITDA over a three-year performance period (weighted 75%) and cumulative Adjusted EPS over the three-year performance period (a non-GAAP financial measure) (weighted 25%).
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the Dow Jones US Business Training & Employment Agencies Index, which is the industry peer group used for purposes of Item 201 (e) of Regulation S-K.
The following non-CEO named executive officers are included in the average figures shown in columns (d) and (e) in the table below:
2022: William J. Burns, Susan E. Ball, Daniel J. White, and Marc Krug
2021: John A. Martins, William J. Burns, Susan E. Ball, and Buffy S. White
2020: William J. Burns, Susan E. Ball, Stephen A. Saville, and Buffy S. White.
						Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO – Clark ($)(b)	Summary Compensation Table Total for CEO – Martins ($)(b)	Compensation Actually Paid to CEO – Clark ($)(c)	Compensation Actually Paid to CEO – Martins ($)(c)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(d)	Average Compensation Actually Paid to Non-CEO NEOs ($)(e)	Total Share holder Return ($)(f))	Peer Group Total Shareholder Return ($)(g)	Net Income ($)(h)	Company Selected Measure Adjusted EBITDA ($)(i)
2022(1)	483,840	3,285,738	(1,659,783)	4,131,136	1,585,715	1,636,920	230.84	97.12	188,460,809	301,716,323
2021(2)	4,446,758	N/A	17,863,020	N/A	1,446,211	3,577,462	240.83	142.34	132,002,036	162,053,021
2020(3)	4,126,562	N/A	3,401,723	N/A	1,311,344	1,138,485	77.06	105.21	(12,961,764)	36,321,949
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the below footnotes to the table.
Note (1) - 2022 Adjustments	CEO - Clark ($)	CEO - Martins ($)	Average non -CEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(125,009)	(1,450,026)	(526,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	191,331	2,355,724	865,732
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(433,563)	(26,220)	(59,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,776,382)	(34,080)	(228,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(2,143,623)	845.398	51,205
Summary Compensation Table Total	483,840	3,285,738	—
Average Summary Compensation Table Total	—	—	1,585,715
Compensation Actually Paid	(1,659,783)	4,131,136	—
Average Compensation Actually Paid	—	—	1,636,920
Note (2) - 2021 Adjustments	CEO - Clark ($)	Average non- CEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(432,826)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,395,467	1,029,328
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,726,542	1,434,406
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	563,011	100,343
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	13,416,262	2,131,251
Summary Compensation Table Total	4,446,758	—
Average Summary Compensation Table Total	—	1,446,211
Compensation Actually Paid	17,863,020	—
Average Compensation Actually Paid	—	3,577,462
Note (3) - 2020 Adjustments	CEO - Clark ($)	Average non- CEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(430,320)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,558,209	485,221
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(620,484)	(119,689)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(393,806)	(108,071)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(724,839)	(172,859)
Summary Compensation Table Total	4,126,562	—
Average Summary Compensation Table Total	—	1,311,344
Compensation Actually Paid	3,401,723	—
Average Compensation Actually Paid	—	1,138,485
As required, below are the most important measures used by the Company to link compensation actually paid to all our NEOs, including the CEO, to Company performance for 2022. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 40.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
The following non-CEO named executive officers are included in the average figures shown in columns (d) and (e) in the table below:
2022: William J. Burns, Susan E. Ball, Daniel J. White, and Marc Krug
2021: John A. Martins, William J. Burns, Susan E. Ball, and Buffy S. White
2020: William J. Burns, Susan E. Ball, Stephen A. Saville, and Buffy S. White.

Peer Group Issuers, Footnote [Text Block]
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the Dow Jones US Business Training & Employment Agencies Index, which is the industry peer group used for purposes of Item 201 (e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote [Text Block]
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the below footnotes to the table.
Note (1) - 2022 Adjustments	CEO - Clark ($)	CEO - Martins ($)	Average non -CEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(125,009)	(1,450,026)	(526,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	191,331	2,355,724	865,732
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(433,563)	(26,220)	(59,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,776,382)	(34,080)	(228,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(2,143,623)	845.398	51,205
Summary Compensation Table Total	483,840	3,285,738	—
Average Summary Compensation Table Total	—	—	1,585,715
Compensation Actually Paid	(1,659,783)	4,131,136	—
Average Compensation Actually Paid	—	—	1,636,920
Note (2) - 2021 Adjustments	CEO - Clark ($)	Average non- CEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(432,826)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,395,467	1,029,328
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,726,542	1,434,406
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	563,011	100,343
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	13,416,262	2,131,251
Summary Compensation Table Total	4,446,758	—
Average Summary Compensation Table Total	—	1,446,211
Compensation Actually Paid	17,863,020	—
Average Compensation Actually Paid	—	3,577,462
Note (3) - 2020 Adjustments	CEO - Clark ($)	Average non- CEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(430,320)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,558,209	485,221
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(620,484)	(119,689)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(393,806)	(108,071)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(724,839)	(172,859)
Summary Compensation Table Total	4,126,562	—
Average Summary Compensation Table Total	—	1,311,344
Compensation Actually Paid	3,401,723	—
Average Compensation Actually Paid	—	1,138,485
As required, below are the most important measures used by the Company to link compensation actually paid to all our NEOs, including the CEO, to Company performance for 2022. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 40.

Non-PEO NEO Average Total Compensation Amount			$ 1,585,715	$ 1,446,211	$ 1,311,344
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,636,920	3,577,462	1,138,485
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the below footnotes to the table.
Note (1) - 2022 Adjustments	CEO - Clark ($)	CEO - Martins ($)	Average non -CEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(125,009)	(1,450,026)	(526,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	191,331	2,355,724	865,732
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(433,563)	(26,220)	(59,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,776,382)	(34,080)	(228,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(2,143,623)	845.398	51,205
Summary Compensation Table Total	483,840	3,285,738	—
Average Summary Compensation Table Total	—	—	1,585,715
Compensation Actually Paid	(1,659,783)	4,131,136	—
Average Compensation Actually Paid	—	—	1,636,920
Note (2) - 2021 Adjustments	CEO - Clark ($)	Average non- CEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(432,826)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,395,467	1,029,328
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,726,542	1,434,406
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	563,011	100,343
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	13,416,262	2,131,251
Summary Compensation Table Total	4,446,758	—
Average Summary Compensation Table Total	—	1,446,211
Compensation Actually Paid	17,863,020	—
Average Compensation Actually Paid	—	3,577,462
Note (3) - 2020 Adjustments	CEO - Clark ($)	Average non- CEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(430,320)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,558,209	485,221
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(620,484)	(119,689)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(393,806)	(108,071)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(724,839)	(172,859)
Summary Compensation Table Total	4,126,562	—
Average Summary Compensation Table Total	—	1,311,344
Compensation Actually Paid	3,401,723	—
Average Compensation Actually Paid	—	1,138,485
As required, below are the most important measures used by the Company to link compensation actually paid to all our NEOs, including the CEO, to Company performance for 2022. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 40.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed our performance and our named executive officers’ pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2020 and 2021.

Compensation Actually Paid vs. Net Income [Text Block]
The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed our performance and our named executive officers’ pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2020 and 2021.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed our performance and our named executive officers’ pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2020 and 2021.

Total Shareholder Return Vs Peer Group [Text Block]
The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed our performance and our named executive officers’ pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2020 and 2021.

Tabular List [Table Text Block]
2022 Most Important Measures (Unranked)
			Revenue Adjusted EBITDA Adjusted EPS
Total Shareholder Return Amount			$ 230.84	240.83	77.06
Peer Group Total Shareholder Return Amount			97.12	142.34	105.21
Net Income (Loss)			$ 188,460,809	$ 132,002,036	$ (12,961,764)
Company Selected Measure Amount			301,716,323	162,053,021	36,321,949
PEO Name	Clark	Martins		Clark	Clark
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
The Company believes that Adjusted EBITDA is the most important financial metric in linking actual incentives earned by our NEOs for the past three years to Company performance. The majority (60%) of target annual cash incentive award opportunities for our NEOs are tied to Adjusted EBITDA goals. The PSAs granted to the NEOs in 2022 provided for the issuance of a number of shares based on the level of attainment of cumulative Adjusted EBITDA over a three-year performance period (weighted 75%) and cumulative Adjusted EPS over the three-year performance period (a non-GAAP financial measure) (weighted 25%).
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the Dow Jones US Business Training & Employment Agencies Index, which is the industry peer group used for purposes of Item 201 (e) of Regulation S-K.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EPS
Clark [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 483,840	$ 4,446,758	$ 4,126,562
PEO Actually Paid Compensation Amount			(1,659,783)	17,863,020	3,401,723
Martins [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			3,285,738
PEO Actually Paid Compensation Amount			4,131,136
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				13,416,262	(724,839)
PEO [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,268,758)	(2,268,758)
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,395,467	2,558,209
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Increase Deduction for Awards Granted During Prior FY that Were Outstanding and Unvested as of Applicable FY End Determined Based on Change in ASC 718 Fair Value From Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				9,726,542	(620,484)
PEO [Member] | Increase Deduction for Awards Granted During Prior FY that Vested During Applicable FY Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				563,011	(393,806)
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that Were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Increase Based on Incremental Fair Value of Options SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Clark [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,143,623)
PEO [Member] | Clark [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(125,009)
PEO [Member] | Clark [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			191,331
PEO [Member] | Clark [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Clark [Member] | Increase Deduction for Awards Granted During Prior FY that Were Outstanding and Unvested as of Applicable FY End Determined Based on Change in ASC 718 Fair Value From Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(433,563)
PEO [Member] | Clark [Member] | Increase Deduction for Awards Granted During Prior FY that Vested During Applicable FY Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,776,382)
PEO [Member] | Clark [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that Were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Clark [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Clark [Member] | Increase Based on Incremental Fair Value of Options SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Clark [Member] | Deduction for Change in the Actuarial Present Values Reported Under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Clark [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Martins [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			845.398
PEO [Member] | Martins [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,450,026)
PEO [Member] | Martins [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,355,724
PEO [Member] | Martins [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Martins [Member] | Increase Deduction for Awards Granted During Prior FY that Were Outstanding and Unvested as of Applicable FY End Determined Based on Change in ASC 718 Fair Value From Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(26,220)
PEO [Member] | Martins [Member] | Increase Deduction for Awards Granted During Prior FY that Vested During Applicable FY Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(34,080)
PEO [Member] | Martins [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that Were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Martins [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Martins [Member] | Increase Based on Incremental Fair Value of Options SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Martins [Member] | Deduction for Change in the Actuarial Present Values Reported Under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Martins [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			51,205	2,131,251	(172,859)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(526,282)	(432,826)	(430,320)
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			865,732	1,029,328	485,221
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Increase Deduction for Awards Granted During Prior FY that Were Outstanding and Unvested as of Applicable FY End Determined Based on Change in ASC 718 Fair Value From Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(59,505)	1,434,406	(119,689)
Non-PEO NEO [Member] | Increase Deduction for Awards Granted During Prior FY that Vested During Applicable FY Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(228,740)	100,343	(108,071)
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that Were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Increase Based on Incremental Fair Value of Options SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0